LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
LAND USE RIGHT, NET
8.	LAND USE RIGHT, NET

	December 31,
	2023	2022
Cost	$177,738	$177,790
Less: accumulated amortization	(72,434)	(69,145)

Land use right, net	$105,304	$108,645